PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited)
1
Voya Global Perspectives
®
Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 10 .0%
510,356  iShares Global REIT
ETF
$ 12,115,851
10 .0
Total Exchange-Traded
Funds
(Cost $12,587,428)
12,115,851
10 .0
MUTUAL FUNDS : 90 .0%
Affiliated Investment Companies : 90 .0%
1,622,499  Voya Global Bond
Fund - Class R6
11,844,245
9 .8
1,604,070  Voya GNMA Income
Fund - Class R6
11,773,876
9 .8
1,764,974  Voya High Yield Bond
Fund - Class R6
11,931,226
9 .9
1,304,137  Voya Investment
Grade Credit Fund
- Class R6
11,802,438
9 .8
275,234  Voya Large-Cap
Growth Fund - Class
R6
12,046,991
10 .0
669,384  Voya Mid Cap
Research Enhanced
Index Fund - Class I
12,222,953
10 .1
1,257,277  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
12,283,597
10 .2
1,317,019  Voya Multi-Manager
International Factors
Fund - Class I
12,090,232
10 .0
856,537  Voya Small Company
Fund - Class R6
12,582,533
10 .4
Total Mutual Funds
(Cost $107,553,372)
108,578,091
90 .0
Total Long-Term
Investments
(Cost $120,140,800)
120,693,942
100 .0
Total Investments in
Securities
(Cost $120,140,800) $ 120,693,942 100 .0
Assets in Excess of
Other Liabilities 11,673 0.0
Net Assets $ 120,705,615 100.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)
2
Voya Global Perspectives
®
Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 12,115,851 $ — $ — $ 12,115,851
Mutual Funds 108,578,091 — — 108,578,091
Total Investments, at fair value $ 120,693,942 $ — $ — $ 120,693,942
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended July 31, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 10/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
7/31/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6 $ 10,982,723 $ 10,490,474 $ (13,263,080) $ 3,634,128 $ 11,844,245 $ 452,336 $ (3,387,228) $ —
Voya GNMA Income Fund - Class R6 10,881,655 10,840,434 (11,522,860) 1,574,647 11,773,876 397,539 (1,628,915) —
Voya High Yield Bond Fund - Class R6 11,384,050 10,832,984 (12,361,676) 2,075,868 11,931,226 681,279 (1,978,580) 155,356
Voya Investment Grade Credit Fund - Class
R6 10,935,925 10,550,322 (10,537,812) 854,003 11,802,438 457,983 (522,639) —
Voya Large-Cap Growth Fund - Class R6 11,461,118 9,124,509 (13,692,461) 5,153,825 12,046,991 — (4,986,313) 1,840,884
Voya Mid Cap Research Enhanced Index
Fund - Class I 12,213,433 6,833,351 (7,473,636) 649,805 12,222,953 99,490 (142,805) 669,415
Voya Multi-Manager Emerging Markets
Equity Fund - Class I 10,944,798 6,682,594 (12,524,134) 7,180,339 12,283,597 489,439 (5,057,162) —
Voya Multi-Manager International Factors
Fund - Class I 11,484,542 6,578,422 (10,107,455) 4,134,723 12,090,232 437,375 (1,878,756) —
Voya Small Company Fund - Class R6 12,318,752 6,222,712 (10,372,021) 4,413,090 12,582,533 56,311 (2,966,233) —
$ 102,606,996 $ 78,155,802 $ (101,855,135) $ 29,670,428 $ 108,578,091 $ 3,071,752 $ (22,548,631) $ 2,665,655
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,247,346
Gross Unrealized Depreciation (1,694,204)
Net Unrealized Appreciation $ 553,142